SCHEDULE OF PREPAYMENT OF DEBT NOTE (Details)	12 Months Ended
May 31, 2021
Under Thirty [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payment Amount	115% of Principal Amount (as hereinafter defined) so paid
Debt interest rate	115.00%
Thirty One To Sixty [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payment Amount	120% of Principal Amount so paid
Debt interest rate	120.00%
Sixty One To Ninety [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payment Amount	125% of Principal Amount so paid
Debt interest rate	125.00%
Ninety One To One Eighteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payment Amount	135% of Principal Amount so paid
Debt interest rate	135.00%